EMPLOYEE FUTURE BENEFITS (Details 10) CAD in Millions	12 Months Ended
Dec. 31, 2015 CAD
Increase in Total of service and interest cost	CAD 1.4
Increase in Accrued benefit obligation at December 31	20.3
Decrease in Total of service and interest cost	(1.2)
Decrease in Accrued benefit obligation at December 31	CAD (17.5)